Long-term Debt - 2019 - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Nov. 25, 2020	Apr. 23, 2019 CAD ($) $ / shares shares	Apr. 23, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 15, 2022 shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 30, 2020 shares	Jun. 30, 2019 shares	Apr. 22, 2019 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Common shares, issued | shares								557,894	2,592,628
Share capital				$ 932,951		$ 979,849	$ 977,261
Warrants maturity date	November 3, 2025
Loss (gain) on extinguishments of liabilities				(92,374)
Interest accretion on long-term debt				$ 7,874
Warrants Held by SALP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants cancelled | shares		168,735			168,735
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion price per common share | $ / shares		$ 15.21
Interest due on credit facility		$ 663
Principal/face amount		$ 10,000
Exercise price of warrants per common share | $ / shares		$ 15.21
Warrants maturity date		April 23, 2027	April 23, 2027
Extinguishment of loans following a debt modification		$ 4,667
Incremental fair value of replacement warrants		$ 408
US Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawdown on credit facility			$ 95
Original Issue Discount Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount										$ 99,552
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion price per common share | $ / shares		$ 15.21
Principal/face amount						$ 10,000
Reduction of long-term debt		$ 141,536
Common shares, issued | shares		15,050,312
Share capital		$ 228,915
Loss on extinguishment of loan		87,379
Interest due on credit facility paid in cash		663
Recognition of loans following a debt modification		8,521
Gain (loss) on debt extinguishment		$ 3,854
Credit facility, interest rate		10.00%
Deferred financing fees pertaining to extinguished loans		$ 653
First Term Loan | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate		15.10%